Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
NOTE 5—INVENTORY
As of December 31, 2021 and 2020, inventory consisted of the following (in millions):

	December 31,
	2021	2020
Materials	$88	$69
LNG	45	11
Natural gas	21	9
Other	2	—

Total inventory	$156	$89